UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Income Research & Management
Address: 100 Federal Street, 31st Floor
         Boston, MA  02110

13F File Number:  28-10329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christina Gaughran
Title:     Vice President
Phone:     (617) 330-9333

Signature, Place, and Date of Signing:

       /s/  Christina Gaughran     Boston, MA     May 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $478,881 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6    22547    21525 PRN      SOLE                        0        0    21525
ALZA CORP                      SDCV 7/2         02261WAB5     8721    10230 PRN      SOLE                        0        0    10230
AMGEN INC                      NOTE 0.125% 2/0  031162AN0    32452    34840 PRN      SOLE                        0        0    34840
APOGENT TECHNOLOGIES INC       DBCV 12/1        03760AAK7     1517     1200 PRN      SOLE                        0        0     1200
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2    27031    29070 PRN      SOLE                        0        0    29070
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    20081    25665 PRN      SOLE                        0        0    25665
CAMERON INTERNATIONAL CORP     NOTE 2.500% 6/1  13342BAB1    12656    12200 PRN      SOLE                        0        0    12200
COSTCO COMPANIES INC           NOTE 8/1         22160QAC6     4205     4000 PRN      SOLE                        0        0     4000
CSX CORP                       DBCV 10/3        126408GA5     2104     2405 PRN      SOLE                        0        0     2405
DANAHER CORP DEL               NOTE 1/2         235851AF9     3859     4500 PRN      SOLE                        0        0     4500
DOMINION RES INC VA NEW        NOTE 2.125%12/1  25746UAT6     5216     4915 PRN      SOLE                        0        0     4915
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    30871    30616 PRN      SOLE                        0        0    30616
ERP OPER LTD PARTNERSHIP       NOTE 3.850% 8/1  26884AAV5    18032    20290 PRN      SOLE                        0        0    20290
FISHER SCIENTIFIC INTL INC     NOTE 3.250% 3/0  338032AX3     3953     3325 PRN      SOLE                        0        0     3325
GENERAL MTRS CORP              DEB SR CONV B    370442733      378   147650 SH       SOLE                        0        0   147650
INTEL CORP                     SDCV 2.950%12/1  458140AD2    25019    30375 PRN      SOLE                        0        0    30375
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0    31308    33020 PRN      SOLE                        0        0    33020
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     8113     7940 PRN      SOLE                        0        0     7940
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1    25888    29135 PRN      SOLE                        0        0    29135
NATIONAL CITY CORP             NOTE 4.000% 2/0  635405AW3    23604    25715 PRN      SOLE                        0        0    25715
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5    13150    11615 PRN      SOLE                        0        0    11615
PROLOGIS                       NOTE 1.875%11/1  743410AR3     3682     7070 PRN      SOLE                        0        0     7070
PRUDENTIAL FINL INC            FRNT 12/1        744320AJ1    33608    34120 PRN      SOLE                        0        0    34120
SCHLUMBERGER LTD               DBCV 2.125% 6/0  806857AD0     4583     3660 PRN      SOLE                        0        0     3660
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9    21628    20590 PRN      SOLE                        0        0    20590
TRANSOCEAN INC                 NOTE 1.625%12/1  893830AU3     2059     2230 PRN      SOLE                        0        0     2230
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AV1    18876    21900 PRN      SOLE                        0        0    21900
US BANCORP DEL                 DBCV 12/1        902973AM8    14780    16700 PRN      SOLE                        0        0    16700
US BANCORP DEL                 DBCV 9/2         902973AQ9     8350     9489 PRN      SOLE                        0        0     9489
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1     3996     5000 PRN      SOLE                        0        0     5000
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3     6809     8910 PRN      SOLE                        0        0     8910
WEINGARTEN RLTY INVS           NOTE 3.950% 8/0  948741AF0     7800    10500 PRN      SOLE                        0        0    10500
WYETH                          DBCV 1/1         983024AD2    32005    32165 PRN      SOLE                        0        0    32165
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